Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Additional Information on Impaired Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial and Industrial [Member]
Total:
Impaired loans, average recorded investment	$ 2,776	$ 1,637	$ 3,149
Impaired loans, interest income recognized	348	58	13
Real Estate Construction [Member]
Total:
Impaired loans, average recorded investment	2,798	4,521	618
Impaired loans, interest income recognized	156	216	1
Residential Real Estate Mortgage [Member]
Total:
Impaired loans, average recorded investment	4,263	3,188	594
Impaired loans, interest income recognized	338	157
Commercial Real Estate Mortgage [Member]
Total:
Impaired loans, average recorded investment	4,717	5,083	3,320
Impaired loans, interest income recognized	543	97	69
Consumer Installment [Member]
Total:
Impaired loans, average recorded investment	27	24
Impaired loans, interest income recognized	$ 3	$ 2